Income Taxes - Reconciliation From Federal Statutory Tax Rate to Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Federal statutory tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of U.S. federal income tax benefit	5.90%	5.40%	5.50%
Adjustment of uncertain tax positions and interest	0.60%	0.10%	(0.10%)
Domestic manufacturing deduction	(1.30%)	(0.90%)	(1.30%)
Foreign tax rate differential	(0.70%)	(1.00%)	(3.00%)
Change in valuation allowances	(1.90%)	0.00%	0.10%
Other	(0.30%)	0.70%	1.70%
Effective income tax rate	37.30%	39.30%	37.90%